SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Outstanding at January 1	4,527,047
Granted	1,567,323
Exercised	(2,219,157)
Cancelled	(300,812)
Outstanding at December 31	3,574,401	4,527,047
Exercisable at December 31	968,706
Vested and expected to vest at December 31	3,432,075
Weighted average Exercise price
Outstanding at January 1	$ 3.24
Granted	1.22
Exercised	3.11
Cancelled	4.82
Outstanding at December 31	2.46	$ 3.24
Exercisable at December 31	4.45
Vested and expected to vest at December 31	$ 2.54
Weighted average Remaining contractual term
Outstanding	45 years 10 months 24 days	21 years 9 months 14 days
Exercisable at December 31	4 years 3 months 7 days
Vested and expected to vest at December 31	2 years 1 month 17 days
Aggregate intrinsic value
Outstanding at January 1	$ 42,942
Exercised	39,395
Outstanding at December 31	77,173	$ 42,942
Exercisable at December 31	18,984
Vested and expected to vest at December 31	$ 73,693
Performance-based Stock Options [Member]
Number of options
Outstanding at January 1	769,311
Granted	436,963
Exercised	(15,000)
Cancelled	(287,374)
Outstanding at December 31	903,900	769,311
Exercisable at December 31	300,000
Vested and expected to vest at December 31	903,400
Weighted average Exercise price
Outstanding at January 1	$ 2.78
Granted	0
Exercised	0
Cancelled	0
Outstanding at December 31	2.37	$ 2.78
Exercisable at December 31	5.35
Vested and expected to vest at December 31	$ 2.37
Weighted average Remaining contractual term
Outstanding	46 years 1 month 28 days	40 years 6 months 10 days
Exercisable at December 31	5 years 6 months 29 days
Vested and expected to vest at December 31	2 years 6 months
Aggregate intrinsic value
Outstanding at January 1	$ 7,653
Exercised	228
Outstanding at December 31	19,599	$ 7,653
Exercisable at December 31	5,610
Vested and expected to vest at December 31	$ 19,526